Financial Liabilities at Fair Value Through Profit or Loss - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 25,475	$ 25,935
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	30,832	46,949
Earnout liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	16,380	24,147
Earn-in liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,079	13,384
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,373	9,418
Redeemable preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0